Note 9 - Commitments and Contingencies: Leases (Policies)	6 Months Ended
Jun. 30, 2014
Policies
Leases

Leases

Our company shares a two-year lease for a 10,000 square foot facility in San Clemente, California, with Malie, Inc., (“Malie”) a company owned by our CEO Shaun Roberts and his spouse Dana Roberts. For the six month period ended June 30, 2014, our Company paid a total $43,874 ($7,267 per month for January to May, 2014 plus $7,539 for June, 2014) of the total lease expense of $56,147 ($9,267 per month for January to May 2014 plus $9,812 for June, 2014).

For the year ended December 31, 2013 our Company paid a total of $87,204, $7,267 per month, of the total lease expense of $111,204, or $9,267 per month. On March 17, 2013, Malie & the Company extended the lease for an additional 24 month term to May 31, 2016 and committed to total lease payments of: (i) $9,812 for June 1, 2014 to May 31,2015; and (ii) $10,139 for June 1, 2015 to May 31, 2016. The Company's portion of payments under the extended term are: (i) 7,539 for June 1, 2014 to May 31,2015; and (ii) $7,790 for June 1, 2015 to May 31, 2016.